CONVERTIBLE NOTE RECEIVABLE (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Apr. 29, 2022	Dec. 31, 2021	[1]
ACCOUNTS RECEIVABLE [Abstract]
Convertible note receivable	$ 250	$ 250	$ 0
Note receivable, interest rate		5.00%

[1]	Derived from audited consolidated financial statements